Note 5 - Capital Leased Assets - Leased Property Under Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leased property under capital leases	$ 11,361	$ 10,783
Less accumulated amortization	(5,001)	(4,748)
Leased property under capital leases, net	$ 6,360	$ 6,035